The Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 20, 2018	Feb. 06, 2017	Dec. 07, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 27, 2016
Business Acquisition [Line Items]
Cash proceeds, net of cash divested				$ 2,682	$ 20	$ 1,605
Early termination agreement fee				(1,250)
Expenses associated with proposed acquisition by buyer				$ 59
SP [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Business Acquisition [Line Items]
Cash proceeds, net of cash divested		$ 2,600
Qualcomm [Member]
Business Acquisition [Line Items]
Tender offer to acquire issued and outstanding common shares, per share							$ 110
Tender offer minimum condition of outstanding common shares validly tendered and not properly withdrawn percentage							70.00%
Percentage of votes cast in favour of resolutions				95.00%
Early termination agreement fee				$ 2,000
Qualcomm [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Tender offer to acquire issued and outstanding common shares, per share	$ 127.50
Payments to acquire business	$ 44,000
Tender offer minimum condition of outstanding common shares validly tendered and not properly withdrawn percentage	80.00%
Freescale Semiconductor, Ltd. [Member]
Business Acquisition [Line Items]
Payments to acquire business			$ 1,948
Business acquisition date				Dec. 07, 2015